FAIR VALUE MEASUREMENTS - Initial Measurement (Details)	Dec. 31, 2020 USD ($)	Sep. 30, 2020	Sep. 25, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input			1.16
Warrant Liability	$ 13,272,784
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability	4,800,000		$ 5,000,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability	$ 8,500,000		$ 8,700,000
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.4	0.4	0.4
Expected term (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	1	1	1
Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	20.0	20.0	20.0
Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50	11.50
Fair value of Units | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.60	10.60	10.60